AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks — 96.0%
Aerospace & Defense — 2.8%
Boeing Co. (The)	141,002	$ 53,647,031
Raytheon Co.	145,492	28,544,075
		82,191,106
Air Freight & Logistics — 1.7%
United Parcel Service, Inc. (Class B Stock)	431,834	51,742,350
Airlines — 1.2%
Southwest Airlines Co.	681,177	36,790,370
Auto Components — 0.7%
Magna International, Inc. (Canada)	407,286	21,720,562
Banks — 11.2%
Citigroup, Inc.	381,561	26,358,234
Fifth Third Bancorp	1,633,822	44,734,047
JPMorgan Chase & Co.	866,861	102,020,871
Signature Bank	105,763	12,609,065
U.S. Bancorp	661,174	36,589,369
Wells Fargo & Co.	2,176,271	109,771,109
		332,082,695
Beverages — 0.7%
PepsiCo, Inc.	155,385	21,303,283
Biotechnology — 1.6%
AbbVie, Inc.	319,600	24,200,112
Gilead Sciences, Inc.	344,854	21,856,847
		46,056,959
Building Products — 1.9%
Fortune Brands Home & Security, Inc.	541,940	29,644,118
Johnson Controls International PLC	606,730	26,629,380
		56,273,498
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	682,348	30,848,953
Franklin Resources, Inc.(a)	506,062	14,604,949
Morgan Stanley	1,416,512	60,442,567
		105,896,469
Chemicals — 2.4%
CF Industries Holdings, Inc.	508,838	25,034,830
Dow, Inc.	319,005	15,200,588
DuPont de Nemours, Inc.	437,518	31,199,408
		71,434,826
Commercial Services & Supplies — 0.5%
Stericycle, Inc.*(a)	307,660	15,669,124
Communications Equipment — 1.6%
Cisco Systems, Inc.	976,530	48,250,347
Containers & Packaging — 1.2%
International Paper Co.	820,078	34,295,662
Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.	687,587	15,236,928
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	983,417	59,359,050
	Shares	Value
Common Stocks (continued)
Electric Utilities — 5.9%
Edison International	346,183	$ 26,109,122
Evergy, Inc.	539,434	35,904,727
NextEra Energy, Inc.	172,124	40,103,171
Southern Co. (The)	1,178,768	72,812,499
		174,929,519
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	282,798	26,351,118
Entertainment — 0.3%
Walt Disney Co. (The)	72,727	9,477,783
Equity Real Estate Investment Trusts (REITs) — 1.9%
SL Green Realty Corp.	240,210	19,637,168
Weyerhaeuser Co.	1,364,125	37,786,262
		57,423,430
Food & Staples Retailing — 1.4%
Walmart, Inc.	356,725	42,336,123
Food Products — 4.2%
Bunge Ltd.	464,435	26,296,310
Conagra Brands, Inc.(a)	671,492	20,601,374
Tyson Foods, Inc. (Class A Stock)	901,579	77,662,015
		124,559,699
Health Care Equipment & Supplies — 5.0%
Becton, Dickinson & Co.(a)	100,286	25,368,347
Hologic, Inc.*	541,434	27,337,003
Medtronic PLC	653,078	70,937,332
Zimmer Biomet Holdings, Inc.	166,283	22,825,667
		146,468,349
Health Care Providers & Services — 1.6%
CVS Health Corp.	744,016	46,925,089
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.(a)	473,925	20,715,262
Las Vegas Sands Corp.	310,938	17,959,779
		38,675,041
Household Products — 1.6%
Kimberly-Clark Corp.	332,473	47,227,790
Industrial Conglomerates — 2.0%
General Electric Co.	6,470,979	57,850,552
Insurance — 7.5%
American International Group, Inc.	1,357,922	75,636,255
Chubb Ltd.	389,912	62,947,393
Loews Corp.	249,839	12,861,712
Marsh & McLennan Cos., Inc.	369,172	36,935,659
MetLife, Inc.	719,434	33,928,507
		222,309,526
IT Services — 0.5%
Cognizant Technology Solutions Corp. (Class A Stock)	224,106	13,505,748
Leisure Products — 0.2%
Mattel, Inc.*(a)	478,493	5,450,035
A1

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	58,958	$ 17,172,697
Machinery — 0.8%
Illinois Tool Works, Inc.(a)	159,357	24,937,777
Media — 2.9%
Comcast Corp. (Class A Stock)	862,176	38,866,894
Fox Corp. (Class B Stock)	860,145	27,128,974
News Corp. (Class A Stock)	1,405,348	19,562,444
		85,558,312
Multiline Retail — 0.3%
Kohl’s Corp.(a)	165,459	8,216,694
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	420,975	12,705,026
Sempra Energy	92,174	13,605,804
		26,310,830
Oil, Gas & Consumable Fuels — 8.4%
EQT Corp.	386,735	4,114,860
Equitrans Midstream Corp.(a)	321,899	4,683,631
Exxon Mobil Corp.	719,133	50,777,981
Occidental Petroleum Corp.	813,122	36,159,535
Pioneer Natural Resources Co.	175,693	22,096,909
TC Energy Corp. (Canada)	1,079,752	55,920,356
TOTAL SA (France), ADR	1,430,013	74,360,676
		248,113,948
Pharmaceuticals — 5.1%
Johnson & Johnson	445,411	57,627,275
Merck & Co., Inc.	204,124	17,183,158
Perrigo Co. PLC(a)	425,687	23,791,647
Pfizer, Inc.	1,429,872	51,375,301
		149,977,381
Professional Services — 0.5%
Nielsen Holdings PLC	732,938	15,574,933
Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc.	774,362	38,640,664
QUALCOMM, Inc.	747,283	57,002,747
Texas Instruments, Inc.	280,459	36,246,521
		131,889,932
Software — 2.7%
Microsoft Corp.	575,506	80,012,599
Tobacco — 1.4%
Philip Morris International, Inc.	535,282	40,643,962

Total Common Stocks (cost $2,739,569,243)		2,840,202,096
Preferred Stocks — 1.4%
Electric Utilities — 0.4%
Southern Co. (The), CVT, 6.750%*	237,202	12,692,679
	Shares	Value

Preferred Stocks (continued)
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., Series A, CVT, 6.125%	100,927	$ 6,248,391
Multi-Utilities — 0.8%
Sempra Energy, Series A, CVT, 6.000%	168,326	19,896,133
Sempra Energy, Series B, CVT, 6.750%(a)	38,117	4,484,846
		24,380,979

Total Preferred Stocks (cost $38,950,711)		43,322,049

Total Long-Term Investments (cost $2,778,519,954)		2,883,524,145
Short-Term Investments — 5.7%
Affiliated Mutual Fund — 3.4%
PGIM Institutional Money Market Fund (cost $101,656,219; includes $101,423,910 of cash collateral for securities on loan)(b)(w)	101,644,475	101,654,639
Unaffiliated Mutual Fund — 2.3%
JPMorgan US Government Money Market Fund	66,639,655	66,639,655
(cost $66,639,655)

Total Short-Term Investments (cost $168,295,874)		168,294,294

TOTAL INVESTMENTS—103.1% (cost $2,946,815,828)		3,051,818,439

Liabilities in excess of other assets — (3.1)%		(92,606,456)

Net Assets — 100.0%		$ 2,959,211,983

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,784,812; cash collateral of $101,423,910 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2